Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Detail) - Financial assets past due but not impaired [member] - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 4,062	$ 4,104
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,194	1,106
Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,934	2,040
Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	934	958
90 days or more [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	164	185
90 days or more [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	21	19
90 days or more [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	88	94
90 days or more [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	55	72
1 - 29 days [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,702	2,718
1 - 29 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	660	649
1 - 29 days [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,431	1,480
1 - 29 days [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	611	589
1 - 3 Months [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,196	1,201
1 - 3 Months [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	513	438
1 - 3 Months [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	415	466
1 - 3 Months [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 268	$ 297